FT Vest Hedged Equity Income Fund: Series B3

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.1%
	COMMUNICATIONS — 10.9%
1,392	Alphabet, Inc. - Class A1	$400,284
1,113	Alphabet, Inc. - Class C1	319,275
2,173	AT&T, Inc.[1]	62,995
17	Booking Holdings, Inc.[1]	71,576
807	Comcast Corp. - Class A1	23,169
603	Meta Platforms, Inc. - Class A1	344,994
1,174	Netflix, Inc.*,[1]	112,880
853	Uber Technologies, Inc.*,[1]	61,356
1,292	Verizon Communications, Inc.[1]	64,859
495	Walt Disney Co.[1]	47,708
		1,509,096
	CONSUMER DISCRETIONARY — 9.0%
2,673	Amazon.com, Inc.*,[1]	556,706
273	Home Depot, Inc.[1]	89,787
154	Lowe's Cos., Inc.[1]	36,387
366	McDonald's Corp.[1]	113,749
1,136	NIKE, Inc. - Class B1	60,003
585	Starbucks Corp.[1]	52,410
753	Tesla, Inc.*,[1]	279,928
306	TJX Cos., Inc.[1]	48,868
		1,237,838
	CONSUMER STAPLES — 5.2%
546	Altria Group, Inc.[1]	36,031
1,261	Coca-Cola Co.[1]	95,899
256	Colgate-Palmolive Co.[1]	21,819
126	Costco Wholesale Corp.[1]	125,550
421	Mondelez International, Inc. - Class A1	24,267
445	PepsiCo, Inc.[1]	69,104
507	Philip Morris International, Inc.[1]	83,827
744	Procter & Gamble Co.[1]	107,463
1,253	Walmart, Inc.[1]	155,723
		719,683
	ENERGY — 4.1%
838	Chevron Corp.[1]	173,382
547	ConocoPhillips[1]	72,204
1,868	Exxon Mobil Corp.	316,925
		562,511
	FINANCIALS — 12.4%
192	American Express Co.[1]	58,076
1,891	Bank of America Corp.[1]	92,186

FT Vest Hedged Equity Income Fund: Series B3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
653	Berkshire Hathaway, Inc. - Class B*,[1]	$312,918
51	BlackRock, Inc.[1]	49,047
596	Charles Schwab Corp.[1]	56,012
811	Chubb Ltd.[1]	264,329
504	Citigroup, Inc.[1]	57,159
107	Goldman Sachs Group, Inc.[1]	90,521
766	JPMorgan Chase & Co.[1]	225,326
292	Mastercard, Inc. - Class A1	145,901
431	Morgan Stanley[1]	70,930
333	PayPal Holdings, Inc.	15,062
437	U.S. Bancorp[1]	22,728
602	Visa, Inc. - Class A1	181,948
883	Wells Fargo & Co.[1]	70,296
		1,712,439
	HEALTH CARE — 9.2%
886	Abbott Laboratories[1]	90,966
497	AbbVie, Inc.[1]	108,092
151	Amgen, Inc.[1]	53,129
572	Bristol-Myers Squibb Co.[1]	34,692
646	CVS Health Corp.[1]	46,396
177	Danaher Corp.	33,559
113	Elevance Health, Inc.[1]	33,081
224	Eli Lilly & Co.[1]	206,028
348	Gilead Sciences, Inc.[1]	48,501
181	Intuitive Surgical, Inc.*,[1]	83,439
677	Johnson & Johnson[1]	165,486
653	Medtronic PLC[1]	56,582
698	Merck & Co., Inc.[1]	83,962
1,598	Pfizer, Inc.[1]	44,872
105	Thermo Fisher Scientific, Inc.[1]	51,611
462	UnitedHealth Group, Inc.[1]	125,013
		1,265,409
	INDUSTRIALS — 8.4%
275	3M Co.[1]	39,938
405	Boeing Co.*,[1]	80,607
242	Caterpillar, Inc.[1]	171,447
130	Deere & Co.[1]	73,229
201	Eaton Corp. PLC[1]	71,892
291	Emerson Electric Co.	38,127
89	FedEx Corp.[1]	31,700
546	General Electric Co. DBA GE Aerospace[1]	154,938

FT Vest Hedged Equity Income Fund: Series B3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
329	Honeywell International, Inc.[1]	$74,364
105	Lockheed Martin Corp.[1]	63,461
695	RTX Corp.[1]	134,065
243	Union Pacific Corp.[1]	58,957
304	United Parcel Service, Inc. - Class B1	29,908
623	Waste Management, Inc.[1]	143,159
		1,165,792
	MATERIALS — 2.3%
634	Linde PLC[1]	314,312

	REAL ESTATE — 1.4%
1,120	American Tower Corp., REIT[1]	193,290

	TECHNOLOGY — 31.6%
234	Accenture PLC[1]	46,400
158	Adobe, Inc.*,[1]	38,407
454	Advanced Micro Devices, Inc.*,[1]	92,357
3,538	Apple, Inc.[1]	897,909
223	Applied Materials, Inc.[1]	76,219
1,316	Broadcom, Inc.[1]	407,315
3,834	Cisco Systems, Inc.[1]	297,480
1,250	Intel Corp.*,[1]	55,162
351	International Business Machines Corp.[1]	85,079
105	Intuit, Inc.[1]	45,400
349	Lam Research Corp.	74,567
313	Micron Technology, Inc.	105,744
1,779	Microsoft Corp.[1]	658,532
5,817	NVIDIA Corp.[1]	1,014,485
632	Oracle Corp.[1]	92,974
859	Palantir Technologies, Inc. - Class A*,[1]	125,655
299	QUALCOMM, Inc.[1]	38,505
110	S&P Global, Inc.[1]	46,787
358	Salesforce, Inc.[1]	66,828
390	ServiceNow, Inc.*,[1]	40,775
253	Texas Instruments, Inc.[1]	49,117
		4,355,697
	UTILITIES — 2.6%
698	Duke Energy Corp.[1]	91,396

FT Vest Hedged Equity Income Fund: Series B3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
1,867	NextEra Energy, Inc.[1]	$173,407
988	Southern Co.1	95,362
		360,165
	TOTAL COMMON STOCKS
	(Cost $13,298,165)	13,396,232

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 23.7%
	CALL OPTIONS — 8.0%
	S&P 500 Index
13	Exercise Price: $7,000.01, Notional Amount: $9,100,013, Expiration Date: October 27, 2028*	1,107,588
	TOTAL CALL OPTIONS
	(Cost $1,300,013)	1,107,588
	PUT OPTIONS — 15.7%
	S&P 500 Index
13	Exercise Price: $6,000.01, Notional Amount: $7,800,013, Expiration Date: October 26, 2028*	614,251
20	Exercise Price: $6,791.69, Notional Amount: $13,583,380, Expiration Date: October 26, 2028*	1,426,467
	S&P 500 Mini Index
18	Exercise Price: $679.17, Notional Amount: $1,222,506, Expiration Date: October 27, 2028*	128,743
	TOTAL PUT OPTIONS
	(Cost $1,749,477)	2,169,461
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $3,049,490)	3,277,049

Number of Shares
	SHORT-TERM INVESTMENTS — 1.5%
208,165	UMB Bank, Money Market Special II Deposit Investment, 3.48%[2]	208,165
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $208,165)	208,165
	TOTAL INVESTMENTS — 122.3%
	(Cost $16,555,820)	16,881,446
	Liabilities in Excess of Other Assets — (22.3)%	(3,080,170)
	TOTAL NET ASSETS — 100.0%	$13,801,276

FT Vest Hedged Equity Income Fund: Series B3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (21.5)%
	CALL OPTIONS — (14.1)%
	3M Co.
(1)	Exercise Price: $144.00, Notional Amount: $(14,400), Expiration Date: April 2, 2026*	$(210)
	Abbott Laboratories
(2)	Exercise Price: $105.00, Notional Amount: $(21,000), Expiration Date: April 2, 2026*	(36)
	AbbVie, Inc.
(1)	Exercise Price: $210.00, Notional Amount: $(21,000), Expiration Date: April 2, 2026*	(800)
	Advanced Micro Devices, Inc.
(1)	Exercise Price: $202.50, Notional Amount: $(20,250), Expiration Date: April 2, 2026*	(403)
	Alphabet, Inc. - Class A
(3)	Exercise Price: $275.00, Notional Amount: $(82,500), Expiration Date: April 2, 2026*	(3,870)
	Alphabet, Inc. - Class C
(2)	Exercise Price: $275.00, Notional Amount: $(55,000), Expiration Date: April 2, 2026*	(2,425)
	Altria Group, Inc.
(1)	Exercise Price: $66.00, Notional Amount: $(6,600), Expiration Date: April 2, 2026*	(50)
	Amazon.com, Inc.
(5)	Exercise Price: $200.00, Notional Amount: $(100,000), Expiration Date: April 2, 2026*	(4,237)
	Apple, Inc.
(7)	Exercise Price: $247.50, Notional Amount: $(173,250), Expiration Date: April 2, 2026*	(4,795)
	AT&T, Inc.
(4)	Exercise Price: $29.00, Notional Amount: $(11,600), Expiration Date: April 2, 2026*	(94)
	Bank of America Corp.
(4)	Exercise Price: $47.00, Notional Amount: $(18,800), Expiration Date: April 2, 2026*	(734)
	Berkshire Hathaway, Inc. - Class B
(1)	Exercise Price: $470.00, Notional Amount: $(47,000), Expiration Date: April 2, 2026*	(1,017)
	Boeing Co.
(1)	Exercise Price: $190.00, Notional Amount: $(19,000), Expiration Date: April 2, 2026*	(917)
	Bristol-Myers Squibb Co.
(1)	Exercise Price: $59.00, Notional Amount: $(5,900), Expiration Date: April 2, 2026*	(162)

FT Vest Hedged Equity Income Fund: Series B3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Broadcom, Inc.
(3)	Exercise Price: $300.00, Notional Amount: $(90,000), Expiration Date: April 2, 2026*	$(3,345)
	Charles Schwab Corp.
(1)	Exercise Price: $92.00, Notional Amount: $(9,200), Expiration Date: April 2, 2026*	(232)
	Chevron Corp.
(2)	Exercise Price: $212.50, Notional Amount: $(42,500), Expiration Date: April 2, 2026*	(107)
	Cisco Systems, Inc.
(8)	Exercise Price: $80.00, Notional Amount: $(64,000), Expiration Date: April 2, 2026*	(52)
	Citigroup, Inc.
(1)	Exercise Price: $108.00, Notional Amount: $(10,800), Expiration Date: April 2, 2026*	(560)
	Coca-Cola Co.
(3)	Exercise Price: $76.00, Notional Amount: $(22,800), Expiration Date: April 2, 2026*	(177)
	Colgate-Palmolive Co.
(1)	Exercise Price: $84.00, Notional Amount: $(8,400), Expiration Date: April 2, 2026*	(168)
	ConocoPhillips
(1)	Exercise Price: $134.00, Notional Amount: $(13,400), Expiration Date: April 2, 2026*	(103)
	CVS Health Corp.
(1)	Exercise Price: $70.00, Notional Amount: $(7,000), Expiration Date: April 2, 2026*	(226)
	Emerson Electric Co.
(1)	Exercise Price: $126.00, Notional Amount: $(12,600), Expiration Date: April 2, 2026*	(490)
	Exxon Mobil Corp.
(4)	Exercise Price: $170.00, Notional Amount: $(68,000), Expiration Date: April 2, 2026*	(776)
	General Electric Co. DBA GE Aerospace
(1)	Exercise Price: $285.00, Notional Amount: $(28,500), Expiration Date: April 2, 2026*	(293)
	Gilead Sciences, Inc.
(1)	Exercise Price: $135.00, Notional Amount: $(13,500), Expiration Date: April 2, 2026*	(438)
	Home Depot, Inc.
(1)	Exercise Price: $322.50, Notional Amount: $(32,250), Expiration Date: April 2, 2026*	(730)

FT Vest Hedged Equity Income Fund: Series B3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Honeywell International, Inc.
(1)	Exercise Price: $222.50, Notional Amount: $(22,250), Expiration Date: April 2, 2026*	$(435)
	Intel Corp.
(3)	Exercise Price: $43.00, Notional Amount: $(12,900), Expiration Date: April 2, 2026*	(481)
	International Business Machines Corp.
(1)	Exercise Price: $235.00, Notional Amount: $(23,500), Expiration Date: April 2, 2026*	(797)
	Johnson & Johnson
(1)	Exercise Price: $240.00, Notional Amount: $(24,000), Expiration Date: April 2, 2026*	(512)
	JPMorgan Chase & Co.
(2)	Exercise Price: $282.50, Notional Amount: $(56,500), Expiration Date: April 2, 2026*	(2,415)
	Lam Research Corp.
(1)	Exercise Price: $210.00, Notional Amount: $(21,000), Expiration Date: April 2, 2026*	(747)
	Mastercard, Inc. - Class A
(1)	Exercise Price: $485.00, Notional Amount: $(48,500), Expiration Date: April 2, 2026*	(1,627)
	McDonald's Corp.
(1)	Exercise Price: $307.50, Notional Amount: $(30,750), Expiration Date: April 2, 2026*	(458)
	Medtronic PLC
(1)	Exercise Price: $87.00, Notional Amount: $(8,700), Expiration Date: April 2, 2026*	(54)
	Merck & Co., Inc.
(1)	Exercise Price: $120.00, Notional Amount: $(12,000), Expiration Date: April 2, 2026*	(141)
	Meta Platforms, Inc. - Class A
(1)	Exercise Price: $525.00, Notional Amount: $(52,500), Expiration Date: April 2, 2026*	(4,792)
	Micron Technology, Inc.
(1)	Exercise Price: $357.50, Notional Amount: $(35,750), Expiration Date: April 2, 2026*	(222)
	Microsoft Corp.
(4)	Exercise Price: $355.00, Notional Amount: $(142,000), Expiration Date: April 2, 2026*	(6,310)
	Mondelez International, Inc. - Class A
(1)	Exercise Price: $58.00, Notional Amount: $(5,800), Expiration Date: April 2, 2026*	(48)

FT Vest Hedged Equity Income Fund: Series B3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Morgan Stanley
(1)	Exercise Price: $157.50, Notional Amount: $(15,750), Expiration Date: April 2, 2026*	$(750)
	Netflix, Inc.
(2)	Exercise Price: $93.00, Notional Amount: $(18,600), Expiration Date: April 2, 2026*	(685)
	NextEra Energy, Inc.
(4)	Exercise Price: $91.00, Notional Amount: $(36,400), Expiration Date: April 2, 2026*	(896)
	NIKE, Inc. - Class B
(2)	Exercise Price: $51.00, Notional Amount: $(10,200), Expiration Date: April 2, 2026*	(630)
	NVIDIA Corp.
(12)	Exercise Price: $167.50, Notional Amount: $(201,000), Expiration Date: April 2, 2026*	(8,760)
	Oracle Corp.
(1)	Exercise Price: $140.00, Notional Amount: $(14,000), Expiration Date: April 2, 2026*	(772)
	Palantir Technologies, Inc. - Class A
(2)	Exercise Price: $143.00, Notional Amount: $(28,600), Expiration Date: April 2, 2026*	(915)
	PayPal Holdings, Inc.
(1)	Exercise Price: $44.00, Notional Amount: $(4,400), Expiration Date: April 2, 2026*	(146)
	PepsiCo, Inc.
(1)	Exercise Price: $152.50, Notional Amount: $(15,250), Expiration Date: April 2, 2026*	(350)
	Pfizer, Inc.
(3)	Exercise Price: $27.00, Notional Amount: $(8,100), Expiration Date: April 2, 2026*	(327)
	Philip Morris International, Inc.
(1)	Exercise Price: $162.50, Notional Amount: $(16,250), Expiration Date: April 2, 2026*	(353)
	Procter & Gamble Co.
(2)	Exercise Price: $143.00, Notional Amount: $(28,600), Expiration Date: April 2, 2026*	(419)
	QUALCOMM, Inc.
(1)	Exercise Price: $127.00, Notional Amount: $(12,700), Expiration Date: April 2, 2026*	(269)
	RTX Corp.
(1)	Exercise Price: $190.00, Notional Amount: $(19,000), Expiration Date: April 2, 2026*	(440)

FT Vest Hedged Equity Income Fund: Series B3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	S&P 500 Index
(13)	Exercise Price: $6,000.01, Notional Amount: $(7,800,013), Expiration Date: October 27, 2028*	$(1,868,338)
	Salesforce, Inc.
(1)	Exercise Price: $180.00, Notional Amount: $(18,000), Expiration Date: April 2, 2026*	(737)
	ServiceNow, Inc.
(1)	Exercise Price: $100.00, Notional Amount: $(10,000), Expiration Date: April 2, 2026*	(515)
	Southern Co.
(2)	Exercise Price: $96.00, Notional Amount: $(19,200), Expiration Date: April 2, 2026*	(200)
	Starbucks Corp.
(1)	Exercise Price: $87.00, Notional Amount: $(8,700), Expiration Date: April 2, 2026*	(298)
	Tesla, Inc.
(2)	Exercise Price: $360.00, Notional Amount: $(72,000), Expiration Date: April 2, 2026*	(2,730)
	Texas Instruments, Inc.
(1)	Exercise Price: $190.00, Notional Amount: $(19,000), Expiration Date: April 2, 2026*	(522)
	TJX Cos., Inc.
(1)	Exercise Price: $155.00, Notional Amount: $(15,500), Expiration Date: April 2, 2026*	(492)
	U.S. Bancorp
(1)	Exercise Price: $51.00, Notional Amount: $(5,100), Expiration Date: April 2, 2026*	(127)
	Uber Technologies, Inc.
(2)	Exercise Price: $69.00, Notional Amount: $(13,800), Expiration Date: April 2, 2026*	(660)
	United Parcel Service, Inc. - Class B
(1)	Exercise Price: $95.00, Notional Amount: $(9,500), Expiration Date: April 2, 2026*	(345)
	UnitedHealth Group, Inc.
(1)	Exercise Price: $257.50, Notional Amount: $(25,750), Expiration Date: April 2, 2026*	(1,357)
	Verizon Communications, Inc.
(3)	Exercise Price: $50.00, Notional Amount: $(15,000), Expiration Date: April 2, 2026*	(149)
	Visa, Inc. - Class A
(1)	Exercise Price: $295.00, Notional Amount: $(29,500), Expiration Date: April 2, 2026*	(807)

FT Vest Hedged Equity Income Fund: Series B3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Walmart, Inc.
(3)	Exercise Price: $123.00, Notional Amount: $(36,900), Expiration Date: April 2, 2026*	$(594)
	Walt Disney Co.
(1)	Exercise Price: $92.00, Notional Amount: $(9,200), Expiration Date: April 2, 2026*	(418)
	Wells Fargo & Co.
(2)	Exercise Price: $77.00, Notional Amount: $(15,400), Expiration Date: April 2, 2026*	(560)
	TOTAL CALL OPTIONS
	(Proceeds $1,992,845)	(1,941,047)
	PUT OPTIONS — (7.4)%
	S&P 500 Index
(13)	Exercise Price: $7,000.01, Notional Amount: $(9,100,013), Expiration Date: October 26, 2028*	(1,024,780)
	TOTAL PUT OPTIONS
	(Proceeds $972,387)	(1,024,780)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $2,965,232)	$(2,965,827)

PLC — Public Limited Company
REIT — Real Estate Investment Trust

* Non-income producing security.

1 All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $2,028,389, which represents 14.70% of the total net assets of the Fund.

2 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series B3

PORTFOLIO COMPOSITION (Unaudited)

As of March 31, 2026

Country of Incorporation*	Value	Percent of Total Net Assets
Ireland	$489,186	3.5%
Switzerland	264,329	1.9%
United States	16,127,931	116.9%
Total Investments	16,881,446	122.3%
Liabilities in Excess of Other Assets	(3,080,170)	(22.3)%
Total Net Assets	$13,801,276	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series B3

SUMMARY OF INVESTMENTS (Unaudited)

As of March 31, 2026

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	10.9%
Consumer Discretionary	9.0%
Consumer Staples	5.2%
Energy	4.1%
Financials	12.4%
Health Care	9.2%
Industrials	8.4%
Materials	2.3%
Real Estate	1.4%
Technology	31.6%
Utilities	2.6%
Total Common Stocks	97.1%
Purchased Options Contracts	23.7%
Short-Term Investments	1.5%
Total Investments	122.3%
Liabilities in Excess of Other Assets	(22.3)%
Total Net Assets	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series B3

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options, are typically valued using a model-based price provided by a third-party pricing service provider.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

ASC Topic820 - Fair Value Measurements (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FT Vest Hedged Equity Income Fund: Series B3

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2026 (Unaudited)

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2026:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$13,396,232	$-	$-	$13,396,232
Short-Term Investments	208,165	-	-	208,165
Total Investments	13,604,397	-	-	13,604,397
Purchased Options Contracts	-	3,277,049	-	3,277,049
Total Investments and Options	$13,604,397	$3,277,049	$-	$16,881,446

Liabilities
Written Options Contracts	$72,709	$2,893,118	$-	$2,965,827
Total Written Options Contracts	$72,709	$2,893,118	$-	$2,965,827

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.